Equity - Schedule of Changes In Equity (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Equity [abstract]
Number of shares issued and fully paid (in shares)	505,866,911	503,407,783	497,938,845	497,887,721
Share buy-back during the year (in shares)	0	0	(775,501)
RSU vesting (in shares)	2,459,128	5,468,938	826,625